SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	9 Months Ended		12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Oct. 31, 2012	Oct. 31, 2011
Schedule Of Summary Of Significant Accounting Policies [Line Items]
Total	1,846,112	1,369,128	1,432,393	1,814,556
Warrant [Member]
Schedule Of Summary Of Significant Accounting Policies [Line Items]
Total	899,494	917,910	802,580	1,102,734
Employee Stock Option [Member]
Schedule Of Summary Of Significant Accounting Policies [Line Items]
Total	467,923	358,459	358,459	218,539
Convertible Debt Securities [Member]
Schedule Of Summary Of Significant Accounting Policies [Line Items]
Total	478,695	92,759	271,354	493,283